EXPLORATION AND EVALUATION INTERESTS - Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	$ 95,438	$ 75,531
Change of estimate to closure and reclamation (Note 15)	7,420	1,009
Acquisition of QuestEx properties		13,120
Additions	15,466	5,778
Sale of royalty	(55,910)
Exploration and evaluation assets at end of period	62,414	95,438
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	78,488	74,444
Change of estimate to closure and reclamation (Note 15)	6,910	1,162
Additions	15,334	2,882
Sale of royalty	(55,910)
Exploration and evaluation assets at end of period	44,822	78,488
Snip
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	959	1,087
Change of estimate to closure and reclamation (Note 15)	510	(153)
Additions		25
Exploration and evaluation assets at end of period	1,469	959
Other Properties
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	15,991
Acquisition of QuestEx properties		13,120
Additions	132	2,871
Exploration and evaluation assets at end of period	$ 16,123	$ 15,991